Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2012	December 31, 2013

Taxes payable	2,635	4,524
Deposits from customers	6,996	8,308
Accrued professional costs	1,210	1,897
Accrued staff expenses	5,866	5,323
Accrued selling expenses	995	664
Payable to employees related to option exercise(1)	4	682
Others	1,206	1,236

	18,912	22,634

(1)	Payable to employees related to option exercise represents the amounts of the proceeds from sale of ordinary shares in excess of exercise price upon the employees’ option exercise, which are held by the Company and will be paid to employees.